INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Statutory Federal Tax	21.00%	21.00%	21.00%	21.00%	21.00%
State and local income taxes					6.30%
Foreign income tax rate					0.00%
Effective tax rate	21.00%	21.00%	21.00%	21.00%	0.00%
Tax Reconciliation Not Required					true
Operating loss carryforwards					$ 34,598,000	$ 31,092,000
Net operating loss carryovers that do not expire					$ 31,182,000